INTANGIBLE ASSETS- Summary of Movements of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	£ 737	£ 850
Ending balance	734	737
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,777	2,566
Additions	95	47
Disposals and derecognition	268	860
Acquisitions	32	17
Other movements		20
Exchange adjustments	(44)	(13)
Ending balance	1,592	1,777
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,040)	(1,716)
Charge for the year	104	125
Disposals and derecognition	(268)	(796)
Other movements	8	1
Exchange adjustments	(26)	(6)
Ending balance	(858)	(1,040)
Acquired intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	216	344
Ending balance	185	216
Acquired intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,013	1,814
Additions	0	0
Disposals and derecognition	234	820
Acquisitions	32	17
Other movements		14
Exchange adjustments	(19)	(12)
Ending balance	792	1,013
Acquired intangibles | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(797)	(1,470)
Charge for the year	61	93
Disposals and derecognition	(234)	(759)
Other movements	0	0
Exchange adjustments	(17)	(7)
Ending balance	(607)	(797)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	112	94
Ending balance	154	112
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	295	280
Additions	95	47
Disposals and derecognition	34	38
Acquisitions	0	0
Other movements		6
Exchange adjustments	(8)	0
Ending balance	348	295
Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(183)	(186)
Charge for the year	43	32
Disposals and derecognition	(34)	(37)
Other movements	8	1
Exchange adjustments	(6)	1
Ending balance	(194)	(183)
Brands With An Indefinite Useful Life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	409	412
Ending balance	395	409
Brands With An Indefinite Useful Life | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	469	472
Additions	0	0
Disposals and derecognition	0	2
Acquisitions	0	0
Other movements		0
Exchange adjustments	(17)	(1)
Ending balance	452	469
Brands With An Indefinite Useful Life | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(60)	(60)
Charge for the year	0	0
Disposals and derecognition	0	0
Other movements	0	0
Exchange adjustments	(3)	0
Ending balance	£ (57)	£ (60)